Net Loss per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Loss per Share
11.	Net Loss per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the periods presented:

	Year Ended December 31
	2016	2015
Net loss and comprehensive loss	$(16,983,511)	$(17,070,223)
Extinguishment of preferred stock	224,224	—
Accretion of preferred stock to redemption value	(4,152,801)	(348,436)

Net loss attributable to common stockholders	$(20,912,088)	$(17,418,659)

Net loss per share attributable to common stockholders, basic and diluted	$(10.51)	$(13.52)

Weighted average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	1,989,863	1,288,631

The following weighted average common stock equivalents were excluded from the calculation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	December 31
	2016	2015
Convertible preferred stock (if converted)	32,706,307	33,099,578
Options to purchase common stock	1,435,385	989,845
Convertible notes (if converted)	6,164,595	—